Goodwill and Other Intangible Assets - Components of Identifiable Intangible Assets Related to Continuing Operations (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Identifiable Intangible Assets Acquired [Line Items]
Gross carrying amount	$ 9,477.8	$ 9,107.9
Accumulated amortization	(5,083.0)	(4,503.2)
Gross carrying amount	461.6	459.1
Total identifiable intangible assets	4,856.4	5,063.8
Technology [Member]
Identifiable Intangible Assets Acquired [Line Items]
Gross carrying amount	3,177.4	2,954.3
Accumulated amortization	(1,894.2)	(1,700.2)
Total identifiable intangible assets	1,283.2	1,254.1
Intellectual Property Rights [Member]
Identifiable Intangible Assets Acquired [Line Items]
Gross carrying amount	473.2	388.5
Accumulated amortization	(295.1)	(250.8)
Total identifiable intangible assets	178.1	137.7
Trademarks and trade names [Member]
Identifiable Intangible Assets Acquired [Line Items]
Gross carrying amount	523.8	518.0
Accumulated amortization	(289.9)	(258.7)
Gross carrying amount	454.6	452.1
Total identifiable intangible assets	688.5	711.4
Customer relationships [Member]
Identifiable Intangible Assets Acquired [Line Items]
Gross carrying amount	5,130.7	5,073.1
Accumulated amortization	(2,495.4)	(2,198.8)
Total identifiable intangible assets	2,635.3	2,874.3
In Process Research and Development (IPR&D) [Member]
Identifiable Intangible Assets Acquired [Line Items]
Gross carrying amount	7.0	7.0
Total identifiable intangible assets	7.0	7.0
Other [Member]
Identifiable Intangible Assets Acquired [Line Items]
Gross carrying amount	172.7	174.0
Accumulated amortization	(108.4)	(94.7)
Total identifiable intangible assets	$ 64.3	$ 79.3